Shareholder Report, Average Annual Return (Details) 197930_F-m Opportunistic Income ETF_TF_TSR Annual {TF}	12 Months Ended	36 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
F/m Opportunistic Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	F/m Opportunistic Income ETF
Average Annual Return, Percent	3.32%	6.08%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	4.44%